Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Siren DIVCON Leaders Dividend ETF | Siren DIVCON Leaders Dividend ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	10.30%	26.37%	(18.05%)	29.51%	23.30%	33.38%	(6.01%)	25.07%
Siren DIVCON Dividend Defender ETF | Siren DIVCON Dividend Defender ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	7.08%	18.54%	(19.29%)	14.02%	16.91%	18.81%	(0.85%)	15.77%
Siren Nasdaq NexGen Economy ETF | Siren Nasdaq NexGen Economy ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	7.32%	17.64%	(51.02%)	5.34%	58.89%	33.85%